United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    HL Investment Advisors, LLC
Address: 200 Hopmeadow Street
         Simsbury, CT  06089


Form 13F File Number: 028-12542


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Colleen Pernerewski
Title:   Chief Compliance Officer, HL Investment Advisors, LLC
Phone:   860-843-8929


Signature, Place, and Date of Signing:


/s/ Colleen Pernerewski
-----------------------
[Signature]


Simsbury, CT
------------
[City, State]


April 29, 2011
--------------
[Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

        Form 13F File Number            Name
        28-04557                        Wellington Management Company, LLP
        28-06652                        Hartford Investment Management Company